Note 10 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Premises and equipment, gross	$ 24,372	$ 24,165
Accumulated depreciation	(16,146)	(15,942)
	8,226	8,223
Land [Member]
Premises and equipment, gross	2,021	2,021
Building and Building Improvements [Member]
Premises and equipment, gross	9,844	9,666
Furniture and Fixtures [Member]
Premises and equipment, gross	$ 12,507	$ 12,478